CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 3,396	$ 2,226
Accounts receivable	5,508	5,408
Inventories	4,174	4,371
Deferred income taxes.	1,181	993
Other Current Assets	1,452	1,398
Total current assets	15,711	14,396
Other non-current assets	1,712	1,569
Property, plant and equipment, net	6,349	6,535
Identifiable intangible assets, net	5,243	5,512
Goodwill	17,936	18,408
Total assets	46,951	46,420
Current liabilities:
Short-term debt	1,626	1,761
Sales reserves and allowances	5,791	5,849
Accounts payable and accruals	3,036	3,171
Other current liabilities	2,014	1,508
Total current liabilities	12,467	12,289
Long-term liabilities:
Deferred income taxes	1,044	1,101
Other taxes and long term liabilities	1,372	1,109
Senior notes and loans	9,391	8,566
Total long term liabilities	11,807	10,776
Total liabilities	24,274	23,065
Teva shareholders' equity:
Ordinary shares	50	50
Additional paid-in capital	14,234	14,121
Retained earnings	14,589	14,436
Accumulated other comprehensive loss	(1,922)	(1,343)
Treasury shares	(4,315)	(3,951)
Stockholders' equity attributable to Teva shareholders	22,636	23,313
Non-controlling interests	41	42
Total equity	22,677	23,355
Total liabilities and equity	$ 46,951	$ 46,420